UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: November 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                 INTERMEDIATE
                              MATURITY CALIFORNIA
                                MUNICIPALS FUND

                      ANNUAL REPORT  |  NOVEMBER 30, 2003


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE


Letter from the Chairman...................................................  1

Manager Overview...........................................................  3

Fund Performance...........................................................  7

Historical Performance.....................................................  8

Schedule of Investments....................................................  9

Statement of Assets and Liabilities........................................ 16

Statement of Operations.................................................... 17

Statements of Changes in Net Assets........................................ 18

Notes to Financial Statements.............................................. 19

Financial Highlights....................................................... 28

Independent Auditors' Report............................................... 33

Additional Information..................................................... 34

Tax Information............................................................ 36

                           LETTER FROM THE CHAIRMAN

[PHOTO]


R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
After a formidable run, bonds lost some of their gains as signs of a sharp pick-up in the pace of economic growth and rising long-term Treasury bond yields dealt a blow to the bond markets during the second half of the fund's fiscal year. However, as explained in the accompanying letter, the manager of your fund pursued a lower-duration/i/ approach to reduce some of the fund's sensitivity to rising interest rates, which helped mitigate the fund's volatility. Furthermore, given that the state of California continued to grapple with serious budgetary pressures brought on by the weak economy, among other fiscal factors, the manager focused on revenue bonds, which are typically supported directly by the operating revenues of the projects of their issuers. As of the end of the period, the fund had no exposure to state-backed general obligation issues that are not backed by bond insurance or other forms of credit enhancement because the manager had concerns about the state's ability to deal with its budget problems.

Please read on to learn more about the recent market environment and your fund manager's investment approach. Keep in mind that given the budgetary challenges facing California and the uncertain interest rate environment, investing in municipal bonds with a professional fund manager may be a more prudent strategy than buying these bonds directly. Fund managers can provide the diversification and thorough credit analysis that is so important in managing risk. Consult your financial adviser to help you determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in pursuing your long-term financial goals.

Special Shareholder Notice
It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Trustee Emeritus, and James J. Crisona, Trustee Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to


1 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report
the fund's shareholders, through their outstanding contributions as long-term members of the Board.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 15, 2003


2 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

                               MANAGER OVERVIEW

[PHOTO]

Joseph P. Deane
JOSEPH P. DEANE
Vice President and Investment Officer


Performance Review
For the 12 months ended November 30, 2003, Class A shares of the Smith Barney Intermediate Maturity California Municipals Fund, excluding sales charges, returned 4.03%. These shares underperformed the fund's unmanaged benchmark, the Lehman Brothers Municipal Bond Index,/ii/ which returned 6.65% for the same period. They also underperformed the fund's Lipper California intermediate municipal debt funds category average, which returned 4.70% for the same period./1/ Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.



                             PERFORMANCE SNAPSHOT
                            AS OF NOVEMBER 30, 2003
                           (excluding sales charges)

                                6 Months 12 Months
Class A Shares                   0.92%     4.03%
Lehman Brothers Municipal
  Bond Index                     0.19%     6.65%
Lipper California Intermediate
  Municipal Debt Funds Average  -0.21%     4.70%

   All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.
   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Results for other share classes will vary. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.
   All index performance reflects no deduction for fees, expenses or taxes. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.
   Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended November 30, 2003, calculated among 41 funds for both the six- and 12-month periods in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.



/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended November 30, 2003, calculated among 41 funds in the fund's Lipper category with reinvestment of dividends and capital gains, if any, and excluding sales charges.

3 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

The fund's underperformance was predominantly the result of its more conservative positioning. Our approach entailed structuring the fund to be less sensitive to interest rate movements, by placing an emphasis on bonds with higher coupons, maintaining a lower average life (6.7 years as of the period's close) than in recent years, and selling U.S. Treasury futures to help hedge the portfolio against interest rate risk./iii/ During the first half of the period as investors snapped up bonds in anticipation that short-term rates would drop, the fund lagged its benchmark, because the fund's more conservative position detracted from its ability to reap higher potential returns. However, given that long-term yields rose over the summer, this defensive posture caused the fund to hold up better than the Lehman Brothers Municipal Bond Index and its Lipper category average over the second half of the period as shown in the performance table.

Overview
When the period began, concerns about a faltering economy and stock market volatility, coupled with expectations that interest rates would drop, triggered investor demand for bonds. Because bond prices typically move opposite to anticipated interest rate movements, many fixed-income investments, including municipal bonds, appreciated over the first half of the period. Amidst this, the state of California wrestled with addressing significant budgetary challenges. In an effort to jumpstart the economy, the Fed cut its target for the federal funds rate,/iv/ which dropped to its lowest level since the Eisenhower Administration.

U.S. Treasury bonds subsequently sold off, particularly in July, as signs emerged that economic growth was more robust than previously thought, which triggered concerns that inflation could pick up. Bond prices perform less favorably during times when inflation concerns arise. However, municipal bonds collectively held up better than Treasury bonds during this tumultuous time.

Although bond markets regained some of their footing in September, they collectively vacillated during the remainder of the period as third-quarter economic indicators yielded stronger-than-expected results.

Selection of California Bonds
The ratings on California's state-backed general obligation bonds ("GOs") were reportedly downgraded to BBB by the Standard and Poor's Ratings Service over the summer (and later by Moody's Investors Service after the reporting period), according to Lehman Brothers' Municipal Market Commentary, as California continued to face looming budget deficits. After the end of the period, the bond

4 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report
markets were still awaiting further developments regarding a revised state budget policy recently approved by state legislators, but the budget plan must be approved by California voters in order to take effect. Given the uncertainties regarding the State's fiscal situation over the past year, the fund had no exposure to state-backed GOs that are not backed by bond insurance or other forms of credit enhancement as of the end of the period. Rather, the fund maintained more significant exposure to essential services revenue bonds, particularly education, transportation and water-and-sewer issues. Since revenue bonds are supported directly by the operating revenues of the projects of their issuers, they tend to be less correlated to drops in personal income tax receipts than state-backed GOs. Rather than target specific sectors, however, we focused on investment-grade issues that appeared to offer the best relative value on a risk/reward basis.

Our concern during the period has been that the monetary easing by the Fed coupled with the tax cuts enacted by the U.S. Congress could eventually accelerate economic growth and trigger higher interest rates. While no one can say for sure where interest rates will head, as of the end of the period, we continued to position the portfolio more conservatively in terms of its susceptibility to the risk of rising rates versus its duration over recent years.

Thank you for your investment in the Smith Barney Intermediate Maturity California Municipals Fund. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ J. P. Deane
Joseph P. Deane
Vice President and Investment Officer

December 15, 2003


5 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of November 30, 2003 and are subject to change. Please refer to pages 9 through 13 for a list and percentage breakdown of the fund's holdings.
All index performance reflects no deduction for fees, expenses or taxes.

/i/ Duration is a common gauge of the price sensitivity of a fixed income asset or portfolio to a change in interest rates.
/ii/ The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.
/iii/ Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.
/iv/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

6 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                                      Without Sales Charges/(1)/
                             -------------------------------------------
                             Class A Class B  Class L Class O/(2)/ Class Y
--------------------------------------------------------------------------
Twelve Months Ended 11/30/03  4.03%    N/A     3.13%     3.72%      4.09%
-------------------------------------------------------------------------
Five Years Ended 11/30/03     4.36     N/A      N/A      4.12       4.55
-------------------------------------------------------------------------
Ten Years Ended 11/30/03      5.01     N/A      N/A       N/A        N/A
-------------------------------------------------------------------------
Inception* through 11/30/03   5.62    0.13%++  2.70      5.81       5.38
-------------------------------------------------------------------------

                                        With Sales Charges/(3)/
                             ---------------------------------------------
                             Class A  Class B   Class L Class O/(2)/ Class Y
----------------------------------------------------------------------------
Twelve Months Ended 11/30/03  1.96%     N/A      3.13%     1.69%      4.09%
---------------------------------------------------------------------------
Five Years Ended 11/30/03     3.94      N/A       N/A      3.91       4.55
---------------------------------------------------------------------------
Ten Years Ended 11/30/03      4.80      N/A       N/A       N/A        N/A
---------------------------------------------------------------------------
Inception* through 11/30/03   5.45    (4.80)%++  2.70      5.69       5.38
---------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                           Without Sales Charges/(1)/
---------------------------------------------------------------------
Class A (11/30/93 through 11/30/03)                  63.06%
--------------------------------------------------------------------
Class B (Inception* through 11/30/03)                 0.13
--------------------------------------------------------------------
Class L (Inception* through 11/30/03)                 3.69
--------------------------------------------------------------------
Class O (Inception* through 11/30/03)/(2)/           66.80
--------------------------------------------------------------------
Class Y (Inception* through 11/30/03)                53.84
--------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and O shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and O shares.
(2) On July 22, 2002, Class L shares were renamed as Class O shares.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and O shares reflect the deduction of the maximum initial sales charges of 2.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, B, L, O and Y shares are December 31, 1991, June 16, 2003, July 22, 2002, November 8, 1994 and September 8, 1995,
    respectively.

7 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)

              Value of $10,000 Invested in Class A Shares of the
         Smith Barney Intermediate Maturity California Municipals Fund
                 vs. Lehman Brothers Municipal Bond Index and
         Lipper California Intermediate Municipal Debt Funds Average+

--------------------------------------------------------------------------------
                        November 1993 -- November 2003

                                [CHART]

        Smith Barney Intermediate     Lehman Brothers    Lipper California
      Maturity California Municipals     Municipal    Intermediate Municipal
          Fund - Class A Shares         Bond Index      Debt Funds Average
        --------------------------    ---------------  ----------------------
11/93          $ 9,804                   $10,000              $10,000
11/94            9,446                     9,475                9,627
11/95           10,848                    11,267               11,051
11/96           11,396                    11,928               11,613
11/97           12,095                    12,784               12,248
11/98           12,915                    13,776               13,064
11/99           12,825                    13,630               12,994
11/00           13,677                    14,744               13,893
11/01           14,678                    16,034               15,221
11/02           15,368                    17,048               15,957
11/03           15,986                    18,182               16,707




+ Hypothetical illustration of $10,000 invested in Class A shares on November
  30, 1993, assuming deduction of the maximum 2.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 2003. The Lehman Brothers Municipal Bond Index is a broad-based index of the municipal bond market with maturities of at least one year. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper California Intermediate Municipal Debt Funds Average is composed of an average of the Fund's peer group of mutual funds (41 funds as of November 30, 2003) investing in intermediate maturity California tax-exempt bonds. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

8 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 SCHEDULE OF INVESTMENTS                                       NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                  SECURITY                        VALUE
----------------------------------------------------------------------------------
Education -- 3.9%
                     California Educational Facilities Authority
                      Revenue:
$  945,000 AAA        College of Osteopathic Medicine, CONNIE
                        LEE-Insured, 5.550% due 6/1/06             $  1,020,421
   290,000 AA+        University of Southern California Project,
                        5.300% due 10/1/04                              297,273
 1,000,000 A2*       California State Public Works Board, Lease
                      Revenue, (California State University
                      Project), Series B, 5.450% due 9/1/14           1,067,500
 1,010,000 AAA       California State University Channel Islands
                      Financing Authority Revenue, East Campus
                      Community, Series A, MBIA-Insured, 4.875%
                      due 9/1/16                                      1,030,493
-----------------------------------------------------------------------------
                                                                      3,415,687
-----------------------------------------------------------------------------
Finance -- 17.7%
 1,470,000 AAA       Inglewood Public Financing Authority
                      Revenue, Series A, AMBAC-Insured,
                      5.125% due 8/1/13                               1,617,397
 1,320,000 Aaa*      Monterey County COP, Master Plan Financing,
                      MBIA-Insured, 5.250% due 8/1/15                 1,465,570
                     Ontario Redevelopment Financing Authority
                      Revenue, (Project No. 1), Centre City &
                      Cimarron, MBIA-Insured:
 1,935,000 AAA          5.250% due 8/1/15                             2,149,379
 1,060,000 AAA          5.250% due 8/1/16                             1,175,190
 2,165,000 AAA       San Jose Financing Authority Lease Revenue,
                      (Civic Center Project), Series B,
                      AMBAC-Insured, 5.250% due 6/1/14 (b)            2,397,716
 4,000,000 AAA       South Orange County Public Financing
                      Authority, Special Tax Revenue Refunding,
                      Sr. Lien, Series A, MBIA-Insured, 5.000%
                      due 9/1/13 (b)                                  4,428,880
 2,000,000 BBB       Virgin Islands Public Financing Authority
                      Revenue, Sr. Lien, Series A, 5.300% due
                      10/1/11                                         2,137,700
-----------------------------------------------------------------------------
                                                                     15,371,832
-----------------------------------------------------------------------------
General Obligation -- 17.8%
 1,200,000 VMIG 1*   California State GO, Series A-2, LOC -
                      WestLB AG and J.P. Morgan Chase Bank,
                      1.300% due 5/1/33 (c)                           1,200,000
   650,000 AAA       Corona-Norco USD GO, Series C,
                      FGIC-Insured, 5.250% due 9/1/15                   720,038
   475,000 AA        Los Angeles GO, Series B, (Call 9/1/09 @
                      101),
                      5.000% due 9/1/10 (d)                             541,728
                     Los Angeles USD GO:
 3,000,000 AAA        Election of 1997, Series E, MBIA-Insured,
                        5.500% due 7/1/15 (b)                         3,384,300
 2,000,000 AAA        Refunding, MBIA-Insured, 5.750% due 7/1/15
                        (b)                                           2,354,280
 2,170,000 AAA       Morgan Hill USD GO, FGIC-Insured, 5.250%
                      due 8/1/16 (b)                                  2,382,964
                     Tahoe Truckee USD GO, School Facilities
                      Improvement, MBIA-Insured:
 1,480,000 AAA          District 1, 5.000% due 8/1/14                 1,639,899
 1,180,000 AAA          District 2, 5.000% due 8/1/14                 1,307,487

                      See Notes to Financial Statements.

9 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                            SECURITY                               VALUE
---------------------------------------------------------------------------------------------------
General Obligation -- 17.8% (continued)
$  300,000 Aa3*      Torrance USD GO, Series A, 4.250% due 8/1/11                   $    314,439
 1,500,000 AAA       Visalia USD GO, Series A, FGIC-Insured, 4.900% due 8/1/12         1,628,925
------------------------------------------------------------------------------------------------
                                                                                      15,474,060
------------------------------------------------------------------------------------------------
Hospital -- 7.3%
    45,000 AAA       Arlington Community Hospital Corp. Revenue,
                      8.000% due 6/1/04 (e)                                               46,527
                     California Health Facilities Financing Authority Revenue:
   700,000 AAA         Kaiser Permanente, Series B, AMBAC-Insured,
                        5.250% due 10/1/10                                               756,623
 1,000,000 AAA         Mills-Peninsula Hospital, Series B, CONNIE LEE-Insured,
                        5.300% due 1/15/05                                             1,044,190
 1,000,000 AAA         Scripps Health, Series C, MBIA-Insured, 5.000% due 10/1/13      1,077,750
                     California Statewide Communities Development Authority
                      Revenue:
 1,200,000 AA-          COP, St. Joseph's Health Systems Group, (Pre-Refunded --
                         Escrowed with state and local government securities to
                         7/1/04 Call @ 102), 5.875% due 7/1/05                         1,257,108
 2,000,000 A            Kaiser Permanente, Series E, 4.700% due 11/1/36                2,120,040
------------------------------------------------------------------------------------------------
                                                                                       6,302,238
------------------------------------------------------------------------------------------------
Housing -- 3.9%
 1,250,000 AAA       ABAG Finance Authority for Non-Profit Corporations,
                      Multi-Family Housing Revenue, (Edgewood Apartments
                      Project), Series A, FNMA-Collateralized,
                      5.700% mandatory put 11/1/26 (f)(g)                              1,307,275
   150,000 Aa2*      California Housing Finance Agency, Home Mortgage Revenue,
                      Series B-1, FHA-Insured, 5.900% due 8/1/04 (f)                     153,078
 1,000,000 Aa2*      California State Department of Veterans Affairs, Home Purchase
                      Revenue, Series C, Remarketed 1/9/01,
                      4.550% due 12/1/07 (f)                                           1,054,850
   745,000 AAA       Riverside County Housing Authority, Multi-Family Housing
                      Revenue, (Brandon Place Apartments Projects), Series B,
                      FNMA-Collateralized, 5.625% mandatory put 7/1/29 (f)               809,435
    75,000 AAA       Santa Rosa Mortgage Revenue Refunding, (Marlow
                      Apartments Project), Series A, FHA-Insured,
                      5.600% due 9/1/05                                                   76,511
------------------------------------------------------------------------------------------------
                                                                                       3,401,149
------------------------------------------------------------------------------------------------
Miscellaneous -- 12.1%
 2,905,000 Baa2*     California County Tobacco Securitization Agency, Alameda
                      County, 4.750% due 6/1/12 (b)                                    2,684,656

                      See Notes to Financial Statements.

10 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                            SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Miscellaneous -- 12.1% (continued)
$  300,000 VMIG 1*   Irvine Improvement Bond Act 1915, Assessment District No.
                      00-18, Series A, 1.050% due 9/2/26 (c)                        $    300,000
 1,080,000 AAA       Los Angeles County Community Facilities District No. 3,
                      Special Tax Refunding, Improvement Area, Series A,
                      FSA-Insured, 5.250% due 9/1/07                                   1,210,140
   100,000 Aaa*      Montclair Redevelopment Agency, Residential Mortgage
                      Revenue, FNMA-Collateralized, FHA/VA Mortgages-
                      Insured, 7.750% due 10/1/11 (e)                                    121,377
   350,000 VMIG 1*   Orange County Sanitation Districts COP, Series B,
                      1.070% due 8/1/30 (c)                                              350,000
 1,415,000 AAA       San Buenaventura COP, Series C, AMBAC-Insured,
                      5.000% due 2/1/16                                                1,520,262
                     Solano County COP, Capital Improvement Program,
                      AMBAC-Insured:
 1,000,000 AAA          4.875% due 11/15/11                                            1,100,640
 1,000,000 AAA          5.000% due 11/15/13                                            1,089,180
 2,000,000 AAA       University of California Revenue, (Multiple Purpose Projects),
                      Series M, FGIC-Insured, 5.125% due 9/1/16                        2,149,460
------------------------------------------------------------------------------------------------
                                                                                      10,525,715
------------------------------------------------------------------------------------------------
Solid Waste -- 3.4%
   290,000 BBB       Kings County Waste Management Authority, Solid Waste
                      Revenue, 6.600% due 10/1/04 (f)                                    299,329
   275,000 Baa2*     South Napa Waste Management Authority, (Solid Waste
                      Transfer Facilities Project), 6.000% due 2/15/04 (f)               277,206
                     Sunnyvale Solid Waste Revenue Refunding, AMBAC-Insured:
 1,520,000 AAA         5.500% due 10/1/13 (f)                                          1,693,219
   605,000 AAA         5.500% due 10/1/14 (f)                                            667,248
------------------------------------------------------------------------------------------------
                                                                                       2,937,002
------------------------------------------------------------------------------------------------
Tax Allocation -- 13.1%
   380,000 Baa2*     Hawthorne Community Redevelopment Agency, Tax
                      Allocation, (Redevelopment Project Area No. 2), (Partially
                      Pre-Refunded -- Escrowed with U.S. government securities
                      to 9/1/04 Call @ 102), 6.200% due 9/1/05                           399,942
 3,675,000 AAA       Livermore Redevelopment Agency, Tax Allocation Revenue,
                      (Redevelopment Project Area), Series A, MBIA-Insured,
                      5.250% due 8/1/15 (b)                                            4,067,306
   760,000 AAA       Manteca Redevelopment Agency, Tax Allocation
                      Refunding, (Manteca Merged Project Area), FSA-Insured,
                      5.000% due 10/1/15                                                 843,136
 4,000,000 AAA       Oakland Redevelopment Agency, Sub-Tax Allocation, (Central
                      District Redevelopment Project), FGIC-Insured,
                      5.500% due 9/1/14 (b)                                            4,555,760

                      See Notes to Financial Statements.

11 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                           SECURITY                              VALUE
-------------------------------------------------------------------------------------------------
Tax Allocation -- 13.1% (continued)
$1,375,000 AAA       San Diego Redevelopment Agency, Tax Allocation Revenue,
                      (Centre City Redevelopment Project), FSA-Insured,
                      5.250% due 9/1/15                                           $  1,528,629
----------------------------------------------------------------------------------------------
                                                                                    11,394,773
----------------------------------------------------------------------------------------------
Transportation -- 9.8%
 1,250,000 AAA       California Governmental Association, Bay Area Rapid Transit,
                      SFO Extension, FTA Capital Grant Revenue, Series A,
                      AMBAC-Insured, 4.875% due 6/15/09                              1,276,175
 3,000,000 AAA       California Infrastructure & Economic Development Bank
                      Revenue, Bay Area Toll Bridges, 1st Lien, Series A,
                      FSA-Insured, 5.250% due 7/1/14 (b)                             3,356,640
 3,000,000 AAA       Los Angeles County California Metropolitan Transportation
                      Authority, Sales Tax Revenue, Property C, Second Sr. Lien,
                      Series A, FGIC-Insured, 5.000% due 7/1/17 (b)                  3,190,320
   400,000 AAA       Palm Springs Financing Authority, Regional Airport Revenue,
                      MBIA-Insured, 5.500% due 1/1/04 (f)                              401,416
   195,000 AAA       San Francisco Airport Improvement Authority, Lease Revenue,
                      United Airlines Inc., 8.000% due 7/1/13 (e)                      245,142
----------------------------------------------------------------------------------------------
                                                                                     8,469,693
----------------------------------------------------------------------------------------------
Utilities -- 3.8%
                     California Department of Water Resources, Power Supply
                      Revenue:
   500,000 A3*          Series A, 5.500% due 5/1/12                                    550,850
   600,000 VMIG 1*      Series B-4, 1.050% due 5/1/22 (c)                              600,000
 2,000,000 AAA       MSR Public Power Agency, (San Juan Project Revenue
                      Refunding), Series I, MBIA-Insured, 5.000% due 7/1/15          2,158,040
----------------------------------------------------------------------------------------------
                                                                                     3,308,890
----------------------------------------------------------------------------------------------
Water and Sewer -- 7.2%
 1,000,000 AAA       Castaic Lake Water Agency COP, (Water Systems
                      Improvement Project), AMBAC-Insured,
                      5.000% due 8/1/12                                              1,088,360
 1,750,000 AAA       East Bay Municipal Utility District, Water Systems Revenue,
                      FGIC-Insured, 5.000% due 6/1/16                                1,843,415
 1,000,000 AAA       El Dorado County, Public Agency Financing Authority
                      Revenue, FGIC-Insured, 5.200% due 2/15/07                      1,093,360
 1,000,000 AAA       Modesto California Irrigation District COP,
                      Capital Improvements, Series A, FSA-Insured,
                      5.250% due 7/1/15                                              1,100,750

                      See Notes to Financial Statements.

12 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                         SECURITY                            VALUE
-----------------------------------------------------------------------------------------
Water and Sewer -- 7.2% (continued)
$1,000,000 AAA       Modesto Irrigation District Financing Authority Revenue,
                      Series A, MBIA-Insured, 5.350% due 10/1/06              $ 1,104,300
-----------------------------------------------------------------------------------------
                                                                                6,230,185
-----------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $82,520,872**)                                  $86,831,224
-----------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) All or a portion of this security is segregated for open futures contracts commitments.
(c) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(d) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(g) All or a portion of this security is held as collateral for open futures contracts commitments.
**  Aggregate cost for Federal income tax purposes is $82,482,598.

  See pages 14 and 15 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

13 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
       "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa"
       securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
       Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

14 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 ABBREVIATIONS* (UNAUDITED)

ABAG   --Association of Bay Area Governments
AIG    --American International Guaranty
AMBAC  --American Municipal Bond Assurance Corporation
BIG    --Bond Investors Guaranty
CGIC   --Capital Guaranty Insurance Company
CONNIE --College Construction Loan
 LEE     Insurance Association
COP    --Certificate of Participation
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FLAIRS --Floating Adjustable Interest Rate Securities
FNMA   --Federal National Mortgage Association
FSA    --Financial Security Assurance
FTA    --Federal Transit Administration
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MGIC   --Mortgage Guaranty Insurance Corp.
MVRICS --Municipal Variable Rate Inverse Coupon Security
PCFA   --Pollution Control Financing Authority
PCR    --Pollution Control Revenue
RIBS   --Residual Interest Bonds
USD    --Unified School District
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand
--------
*Abbreviations may or may not appear in the schedule of investments.

15 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                           NOVEMBER 30, 2003

   ASSETS:
    Investments, at value (Cost -- $82,520,872)                 $86,831,224
    Cash                                                             61,446
    Interest receivable                                           1,278,042
    Receivable for Fund shares sold                                 373,388
    Receivable for securities sold                                  355,000
    Receivable from broker -- variation margin                      183,750
   ------------------------------------------------------------------------
    Total Assets                                                 89,082,850
   ------------------------------------------------------------------------
   LIABILITIES:
    Dividends payable                                                89,994
    Administration fee payable                                       14,521
    Investment advisory fee payable                                  14,520
    Distribution plan fees payable                                    6,772
    Accrued expenses                                                 56,541
   ------------------------------------------------------------------------
    Total Liabilities                                               182,348
   ------------------------------------------------------------------------
   Total Net Assets                                             $88,900,502
   ------------------------------------------------------------------------
   NET ASSETS:
    Par value of shares of beneficial interest                  $     9,972
    Capital paid in excess of par value                          86,560,385
    Undistributed net investment income                              38,587
    Accumulated net realized loss from investment transactions
      and futures contracts                                      (1,246,372)
    Net unrealized appreciation of investments and futures
      contracts                                                   3,537,930
   ------------------------------------------------------------------------
   Total Net Assets                                             $88,900,502
   ------------------------------------------------------------------------
   Shares Outstanding:
    Class A                                                       7,000,838
    Class B                                                          28,602
    Class L                                                       1,944,527
    Class O                                                         782,326
    Class Y                                                         215,671
   Net Asset Value:
    Class A (and redemption price)                                    $8.92
    Class B *                                                         $8.91
    Class L (and redemption price)                                    $8.90
    Class O *                                                         $8.92
    Class Y (and redemption price)                                    $8.93
   Maximum Public Offering Price Per Share:
    Class A (net asset value plus 2.04% of net asset value per
      share)                                                          $9.10
    Class O (net asset value plus 1.01% of net asset value per
      share)                                                          $9.01
   ------------------------------------------------------------------------

*Redemption price is NAV of Class B and O shares reduced by a 5.00% and 1.00%
 CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                      See Notes to Financial Statements.

16 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED NOVEMBER 30, 2003


  INVESTMENT INCOME:
   Interest                                                       $3,863,480
  -------------------------------------------------------------------------
  EXPENSES:
   Investment advisory fee (Note 4)                                  266,020
   Distribution plan fees (Note 7)                                   239,244
   Administration fee (Note 4)                                       177,348
   Shareholder communications (Note 7)                                54,332
   Audit and legal                                                    52,323
   Custody                                                            30,863
   Registration fees                                                  30,000
   Shareholder servicing fees (Note 7)                                16,835
   Trustees' fees                                                      7,621
   Other                                                               8,285
  -------------------------------------------------------------------------
   Total Expenses                                                    882,871
   Less: Investment advisory fee waiver (Note 4)                     (88,707)
  -------------------------------------------------------------------------
   Net Expenses                                                      794,164
  -------------------------------------------------------------------------
  Net Investment Income                                            3,069,316
  -------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FUTURES CONTRACTS (NOTES 5 AND 6):
   Realized Gain (Loss) From:
     Investment transactions                                        (509,772)
     Futures contracts                                               201,187
  -------------------------------------------------------------------------
   Net Realized Loss                                                (308,585)
  -------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                             3,045,839
     End of year                                                   3,537,930
  -------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                           492,091
  -------------------------------------------------------------------------
  Net Gain on Investments and Future Contracts                       183,506
  -------------------------------------------------------------------------
  Increase in Net Assets From Operations                          $3,252,822
  -------------------------------------------------------------------------

                      See Notes to Financial Statements.

17 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


                                                           For the Years
                                                        Ended November 30,
                                                        2003          2002
 ------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income                             $  3,069,316  $  2,766,249
  Net realized loss                                     (308,585)     (124,663)
  Increase in net unrealized appreciation                492,091       479,484
 ------------------------------------------------------------------------------
  Increase in Net Assets From Operations               3,252,822     3,121,070
 ------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 3 AND
 8):
  Net investment income                               (3,063,583)   (2,774,241)
 ------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
    Shareholders                                      (3,063,583)   (2,774,241)
 ------------------------------------------------------------------------------
 FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                    34,551,960    59,699,256
  Net asset value of shares issued for
    reinvestment of dividends                          2,059,347     1,905,653
  Cost of shares reacquired                          (33,991,404)  (28,403,026)
 ------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share
    Transactions                                       2,619,903    33,201,883
 ------------------------------------------------------------------------------
 Increase in Net Assets                                2,809,142    33,548,712
 NET ASSETS:
  Beginning of year                                   86,091,360    52,542,648
 ------------------------------------------------------------------------------
  End of year*                                      $ 88,900,502  $ 86,091,360
 ------------------------------------------------------------------------------
 * Includes undistributed net investment income of:      $38,587       $34,043
 ------------------------------------------------------------------------------

                      See Notes to Financial Statements.

18 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Smith Barney Intermediate Maturity California Municipals Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Mid Cap Core Fund, Smith Barney S&P 500 Index Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At November 30, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, expired capital loss carryforwards from accumulated net realized loss amounting to $269,191 were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (i) the Fund intends to comply with the

19 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report
applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Portfolio Concentration

Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risk associated with economic, political or legal developments or industrial or regional matters specifically affecting California.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

During the year ended November 30, 2003, SBFM voluntarily waived 0.10% of its investment advisory fee, a total of $88,707. This waiver can be terminated at any time by SBFM.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at the annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

20 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended November 30, 2003, the Fund paid transfer agent fees of $9,421 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There are maximum initial sales charges of 2.00% and 1.00% for Class A and O shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class O shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in aggregate. These purchases do not incur an initial sales charge.

Class A, B, L and O shares that are exchanged and are not already subject to a deferred sales charge, may be subject to a 1.00% deferred sales charge if redemption occurs within one year of the date of the exchange.

For the year ended November 30, 2003, CGM received sales charges of approximately $211,000 and $3,000 on sales of the Fund's Class A and O shares, respectively. In addition, for the year ended November 30, 2003, CDSCs paid to CGM were approximately:

                                         Class A Class O
--------------------------------------------------------
CDSCs                                    $12,000 $4,000
-------------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

21 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

5. Investments

During the year ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

---------------------------------------------------
Purchases                                $18,720,006
---------------------------------------------------
Sales                                     19,566,697
---------------------------------------------------

At November 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

---------------------------------------------------
Gross unrealized appreciation            $4,597,088
Gross unrealized depreciation              (248,462)
---------------------------------------------------
Net unrealized appreciation              $4,348,626
---------------------------------------------------

6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At November 30, 2003, the Fund had the following open futures contracts:

                      Number of               Basis      Market    Unrealized
                      Contracts Expiration    Value      Value        Loss
  ---------------------------------------------------------------------------
  Contracts to Sell:
  U.S. Treasury Notes    280      12/03    $30,701,328 $31,473,750 $(772,422)
  ---------------------------------------------------------------------------

22 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B, L and O shares calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B, L and O shares calculated at an annual rate of 0.50%, 0.60% and 0.20% of the average daily net assets of each class, respectively. For the year ended November 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                 Class A Class B Class L  Class O
---------------------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees                $91,763    $556 $116,740 $30,185
--------------------------------------------------------------------------------

For the year ended November 30, 2003, total Shareholder Servicing fees were as follows:

                                         Class A Class B Class L Class O  Class Y
---------------------------------------------------------------------------------
Shareholder Servicing Fees                $8,139     $38  $5,355   $3,102    $201
--------------------------------------------------------------------------------

For the year ended November 30, 2003, total Shareholder Communication expenses were as follows:

                                         Class A Class B Class L Class O  Class Y
---------------------------------------------------------------------------------
Shareholder Communication Expenses       $26,556     $15 $17,711   $9,826    $224
--------------------------------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                                   Year Ended         Year Ended
                               November 30, 2003+ November 30, 2002++
---------------------------------------------------------------------
Net Investment Income
Class A                            $2,206,371         $2,117,477
Class B                                 2,994                 --
Class L                               463,473            114,747
Class O*                              272,651            396,217
Class Y                               118,094            145,800
--------------------------------------------------------------------
Total                              $3,063,583         $2,774,241
--------------------------------------------------------------------

+ For Class B shares, transactions are for the period June 16, 2003 (inception date) to November 30, 2003.
++ For Class L shares, transactions are for the period July 22, 2002 (inception date) to November 30, 2002.
*  On July 22, 2002, Class L shares were renamed as Class O shares.

23 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

9. Shares of Beneficial Interest

At November 30, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective July 22, 2002, the Fund redesignated the existing Class L shares as Class O shares. Class O shares are available for purchase only by former Class L shareholders. In addition, effective July 22, 2002, new Class L shares were created.

Transactions in shares of each class were as follows:

                                     Year Ended                Year Ended
                                 November 30, 2003+        November 30, 2002++
                              ------------------------  ------------------------
                                Shares       Amount       Shares       Amount
---------------------------------------------------------------------------------
Class A
Shares sold                    2,344,227  $ 20,931,051   4,051,660  $ 35,920,309
Shares issued on reinvestment    161,685     1,438,065     160,675     1,422,448
Shares reacquired             (2,170,951)  (19,335,494) (1,974,901)  (17,574,084)
---------------------------------------------------------------------------------
Net Increase                     334,961  $  3,033,622   2,237,434  $ 19,768,673
---------------------------------------------------------------------------------
Class B
Shares sold                       28,602  $    254,740          --            --
Shares issued on reinvestment        135         1,197          --            --
Shares reacquired                   (135)       (1,200)         --            --
---------------------------------------------------------------------------------
Net Increase                      28,602  $    254,737          --            --
---------------------------------------------------------------------------------
Class L
Shares sold                    1,461,035  $ 13,008,351   2,138,876  $ 19,239,323
Shares issued on reinvestment     37,596       334,090       9,309        83,130
Shares reacquired             (1,093,591)   (9,725,208)   (608,698)   (5,413,757)
---------------------------------------------------------------------------------
Net Increase                     405,040  $  3,617,233   1,539,487  $ 13,908,696
---------------------------------------------------------------------------------
Class O*
Shares sold                       40,104  $    357,818     515,752  $  4,539,624
Shares issued on reinvestment     18,883       167,901      28,745       254,275
Shares reacquired               (366,846)   (3,262,395)   (532,333)   (4,715,185)
---------------------------------------------------------------------------------
Net Increase (Decrease)         (307,859) $ (2,736,676)     12,164  $     78,714
---------------------------------------------------------------------------------

24 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

                                        Year Ended           Year Ended
                                    November 30, 2003+   November 30, 2002++
                                  ---------------------  ------------------
                                   Shares      Amount     Shares    Amount
    ------------------------------------------------------------------------
    Class Y
    Shares issued on reinvestment   13,250  $   118,094   16,463  $ 145,800
    Shares reacquired             (187,316)  (1,667,107) (80,097)  (700,000)
    ------------------------------------------------------------------------
    Net Decrease                  (174,066) $(1,549,013) (63,634) $(554,200)
    ------------------------------------------------------------------------

+ For Class B shares, transactions are for the period June 16, 2003 (inception date) to November 30, 2003.
++ For Class L shares, transactions are for the period July 22, 2002 (inception date) to November 30, 2002.
* On July 22, 2002, Class L shares were renamed as Class O shares.

10.Capital Loss Carryforward

At November 30, 2003, the Fund had, for Federal income tax purposes, approximately $2,000,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on November 30 of the year indicated:

                                      2007     2008      2011
               -------------------------------------------------
               Carryforward Amounts $216,000 $285,000 $1,499,000
               -------------------------------------------------

In addition, the Fund had $18,375 of capital losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following fiscal year.

11.Income Tax Information and Distributions to Shareholders

At November 30, 2003, the tax basis components of distributable earnings were:

                  --------------------------------------------
                  Undistributed tax-exempt income $    93,953
                  --------------------------------------------
                  Accumulated capital losses       (2,000,419)
                  --------------------------------------------
                  Unrealized appreciation           4,348,626
                  --------------------------------------------

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the treatment of accretion of discounts and amortization of premiums and mark to market of derivative contracts.

25 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

The tax character of distributions paid during the year ended November 30, 2003 was:

                          ----------------------------
                          Ordinary income   $    7,967
                          Tax-exempt income  3,055,616
                          ----------------------------
                          Total             $3,063,583
                          ----------------------------

12.Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

26 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

27 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 FINANCIAL HIGHLIGHTS

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                                  2003/(1)/  2002/(1)/ 2001/(1)/  2000/(1)/  1999/(1)/
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                $8.89      $8.82     $8.58      $8.42      $8.85
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)(3)/                    0.32       0.34      0.38       0.38       0.37
  Net realized and unrealized gain (loss)/(3)/     0.03       0.07      0.24       0.16      (0.43)
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.35       0.41      0.62       0.54      (0.06)
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.32)     (0.34)    (0.38)     (0.38)     (0.37)
-----------------------------------------------------------------------------------------------
Total Distributions                               (0.32)     (0.34)    (0.38)     (0.38)     (0.37)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $8.92      $8.89     $8.82      $8.58      $8.42
-----------------------------------------------------------------------------------------------
Total Return/(4)/                                  4.03%      4.70%     7.32%      6.64%     (0.70)%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                  $62,424    $59,256   $39,041    $30,800    $29,522
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                                    0.74%      0.70%     0.65%      0.77%      0.84%
  Net investment income/(3)/                       3.61       3.83      4.33       4.58       4.27
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              23%        12%        4%         8%        29%
-----------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The investment adviser and/or administrator waived all or a portion of the fees for the five years ended November 30, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

           Per Share Decreases to            Expense Ratios
            Net Investment Income          Without Fee Waivers
        ----------------------------- -----------------------------
        2003  2002  2001  2000  1999  2003  2002  2001  2000  1999
        ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
Class A $0.01 $0.01 $0.01 $0.02 $0.02 0.84% 0.86% 0.85% 0.97% 1.05%

(3) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

28 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

For a share of each class of beneficial interest outstanding throughout the period ended November 30:

Class B Shares                                                     2003/(1)(2)/
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $9.04
-----------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                                           0.12
 Net realized and unrealized loss                                    (0.11)
-----------------------------------------------------------------------------
Total Income From Operations                                          0.01
-----------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                               (0.14)
-----------------------------------------------------------------------------
Total Distributions                                                  (0.14)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                                       $8.91
-----------------------------------------------------------------------------
Total Return/(4)/                                                     0.13%++
-----------------------------------------------------------------------------
Net Assets, End of Period (000s)                                      $255
-----------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)/                                                        1.18%+
 Net investment income                                                3.16+
-----------------------------------------------------------------------------
Portfolio Turnover Rate                                                 23%
-----------------------------------------------------------------------------

(1) For the period June 16, 2003 (inception date) to November 30, 2003.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser waived a portion of its fees for the period ended November 30, 2003. If such fees were not waived, the per share decrease to net investment income and the actual annualized expense ratio would have been less than $0.01 and 1.28%, respectively.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

29 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class L Shares                                                     2003/(1)/  2002/(1)(2)/
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                                   $8.89       $8.95
---------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                                           0.25        0.09
 Net realized and unrealized gain (loss)                              0.02       (0.04)
---------------------------------------------------------------------------------------
Total Income From Operations                                          0.27        0.05
---------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                               (0.26)      (0.11)
---------------------------------------------------------------------------------------
Total Distributions                                                  (0.26)      (0.11)
---------------------------------------------------------------------------------------
Net Asset Value, End of Year                                         $8.90       $8.89
---------------------------------------------------------------------------------------
Total Return/(4)/                                                     3.13%       0.54%++
---------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                     $17,313     $13,685
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)/                                                        1.53%       1.42%+
 Net investment income                                                2.83        2.85+
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                 23%         12%
---------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period July 22, 2002 (inception date) to November 30, 2002.
(3) The investment adviser and/or administrator waived a portion of its fees for the year ended November 30, 2003 and the period ended November 30, 2002. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                                              Per Share Decreases to Expense Ratios
                                              Net Investment Income  Without Fee Waivers
                                              ---------------------- -------------------
                                              2003        2002       2003       2002
                                              -----      ------      -----    ------
Class L                                       $0.01      $0.00*      1.63%     1.53%+

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 *  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

30 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class O Shares                                  2003/(1)/ 2002/(1)(2)/ 2001/(1)/ 2000/(1)/ 1999/(1)/
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                $8.88      $8.81       $8.58     $8.42     $8.84
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/                    0.30       0.32        0.36      0.37      0.35
  Net realized and unrealized gain (loss)/(4)/     0.03       0.07        0.23      0.16     (0.42)
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.33       0.39        0.59      0.53     (0.07)
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.29)     (0.32)      (0.36)    (0.37)    (0.35)
-----------------------------------------------------------------------------------------------
Total Distributions                               (0.29)     (0.32)      (0.36)    (0.37)    (0.35)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $8.92      $8.88       $8.81     $8.58     $8.42
-----------------------------------------------------------------------------------------------
Total Return/(5)/                                  3.72%      4.47%       6.97%     6.42%    (0.79)%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                   $6,982     $9,679      $9,497    $5,277    $5,144
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                                    0.96%      0.98%       0.89%     0.98%     1.01%
  Net investment income/(4)/                       3.40       3.58        4.08      4.38      4.09
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              23%        12%          4%        8%       29%
-----------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) On July 22, 2002, Class L shares were renamed as Class O shares.
(3) The investment adviser and/or administrator waived all or a portion of the fees for the five years ended November 30, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

           Per Share Decreases to            Expense Ratios
            Net Investment Income          Without Fee Waivers
        ----------------------------- -----------------------------
        2003  2002  2001  2000  1999  2003  2002  2001  2000  1999
        ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
Class O $0.01 $0.01 $0.01 $0.02 $0.02 1.06% 1.14% 1.14% 1.18% 1.22%

(4) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

31 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class Y Shares                 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/  1999/(1)/
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year                            $8.91     $8.83     $8.60    $8.44      $8.86
----------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(2)(3)/    0.34      0.36      0.40     0.40       0.39
 Net realized and
   unrealized gain (loss)/(3)/    0.02      0.07      0.23     0.16      (0.42)
----------------------------------------------------------------------------
Total Income (Loss) From
 Operations                       0.36      0.43      0.63     0.56      (0.03)
----------------------------------------------------------------------------
Less Distributions From:
 Net investment income           (0.34)    (0.35)    (0.40)   (0.40)     (0.39)
----------------------------------------------------------------------------
Total Distributions              (0.34)    (0.35)    (0.40)   (0.40)     (0.39)
----------------------------------------------------------------------------
Net Asset Value, End of Year     $8.93     $8.91     $8.83    $8.60      $8.44
----------------------------------------------------------------------------
Total Return/(4)/                 4.09%     5.01%     7.41%    6.82%     (0.40)%
----------------------------------------------------------------------------
Net Assets, End of Year (000s)  $1,927    $3,471    $4,005     $332       $311
----------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(2)/                    0.57%     0.48%     0.37%    0.59%      0.65%
 Net investment income/(3)/       3.78      4.03      4.47     4.76       4.46
----------------------------------------------------------------------------
Portfolio Turnover Rate             23%       12%        4%       8%        29%
----------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The investment adviser and/or administrator waived all or a portion of the fees for the five years ended November 30, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

           Per Share Decreases to            Expense Ratios
            Net Investment Income          Without Fee Waivers
        ----------------------------- -----------------------------
        2003  2002  2001  2000  1999  2003  2002  2001  2000  1999
        ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
Class Y $0.01 $0.01 $0.01 $0.02 $0.02 0.67% 0.64% 0.57% 0.79% 0.86%

(3) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

32 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

 INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Trustees of
Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Intermediate Maturity California Municipals Fund ("Fund") of Smith Barney Investment Trust ("Trust") as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and broker. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                                /s/ KPMG LLP
New York, New York
January 13, 2004


33 Smith Barney Intermediate Maturity California Municipals Fund  |
                              2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)

Information about Trustees and Officers

The business and affairs of the Smith Barney Intermediate Maturity California Municipals Fund ("Fund") are managed under the direction of the Smith Barney Investment Trust's ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                            Number of
                                      Term of                              Portfolios        Other
                                    Office* and         Principal            in Fund         Board
                        Position(s)   Length          Occupation(s)          Complex      Memberships
                         Held with    of Time          During Past         Overseen by      Held by
Name, Address and Age      Fund       Served           Five Years            Trustee        Trustee
--------------------------------------------------------------------------------------------------------
Non-Interested Trustees:
Herbert Barg**            Trustee      Since    Retired                        42            None
1460 Drayton Lane                      1995
Wynnewood, PA 19096
Age 80

Dwight B. Crane           Trustee      Since    Professor, Harvard             49            None
Harvard Business School                1995     Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Burt N. Dorsett           Trustee      Since    President of Dorsett           27            None
201 East 62nd Street                   1991     McCabe Capital
New York, NY 10021                              Management Inc.; Chief
Age 73                                          Investment Officer of Leeb
                                                Capital Management, Inc.
                                                (since 1999)

Elliot S. Jaffe           Trustee      Since    Chairman of The Dress          27      The Dress Barn
The Dress Barn Inc.                    1991     Barn Inc.                              Inc.; Zweig Total
Executive Office                                                                       Return Fund;
30 Dunnigan Drive                                                                      Zweig Fund, Inc.
Suffern, NY 10901
Age 77

Stephen E. Kaufman        Trustee      Since    Attorney                       55            None
Stephen E. Kaufman PC                  1995
277 Park Avenue
47th Floor
New York, NY 10172
Age 71

Joseph J. McCann          Trustee      Since    Retired                        27            None
200 Oak Park Place                     1995
Pittsburgh, PA 15243
Age 74

Cornelius C. Rose, Jr.    Trustee      Since    Chief Executive Officer of     27            None
Meadowbrook Village                    1991     Performance Learning
Building 1, Apt. 6                              Systems
West Lebanon, NH 03784
Age 71


34 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

                                                                                  Number of
                                            Term of                              Portfolios     Other
                                          Office* and         Principal            in Fund      Board
                            Position(s)     Length          Occupation(s)          Complex   Memberships
                             Held with      of Time          During Past         Overseen by   Held by
Name, Address and Age          Fund         Served           Five Years            Trustee     Trustee
--------------------------------------------------------------------------------------------------------
Interested Trustee:
R. Jay Gerken, CFA***      Chairman,         Since    Managing Director of           221        None
Citigroup Asset Management President         2002     Citigroup Global Markets
("CAM")                    and Chief                  Inc. ("CGM"); Chairman,
399 Park Avenue            Executive                  President and Chief
4th Floor                  Officer                    Executive Officer of Smith
New York, NY 10022                                    Barney Fund Management
Age 52                                                LLC ("SBFM"), Travelers
                                                      Investment Adviser, Inc.
                                                      ("TIA") and Citi Fund
                                                      Management Inc.
                                                      ("CFM"); President and
                                                      Chief Executive Officer of
                                                      certain mutual funds
                                                      associated with Citigroup
                                                      Inc. ("Citigroup");
                                                      Formerly, Portfolio
                                                      Manager of Smith Barney
                                                      Allocation Series Inc.
                                                      (from 1996 to 2001) and
                                                      Smith Barney Growth and
                                                      Income Fund (from 1996
                                                      to 2000)

Officers:
Andrew B. Shoup            Senior Vice       Since    Director of CAM; Senior        N/A        N/A
CAM                        President and     2003     Vice President and Chief
125 Broad Street           Chief                      Administrative Officer of
10th Floor                 Administrative             mutual funds associated
New York, NY 10004         Officer                    with Citigroup; Head of
Age 47                                                International Funds
                                                      Administration of CAM
                                                      (from 2001 to 2003);
                                                      Director of Global Funds
                                                      Administration of CAM
                                                      (from 2000 to 2001);
                                                      Head of U.S. Citibank
                                                      Funds Administration of
                                                      CAM (from 1998 to 2000)

Richard L. Peteka          Chief             Since    Director of CGM; Chief         N/A        N/A
CAM                        Financial         2002     Financial Officer and
125 Broad Street           Officer and                Treasurer of certain
11th Floor                 Treasurer                  mutual funds associated
New York, NY 10004                                    with Citigroup; Director
Age 42                                                and Head of Internal
                                                      Control for CAM U.S.
                                                      Mutual Fund
                                                      Administration (from 1999
                                                      to 2002); Vice President,
                                                      Head of Mutual Fund
                                                      Administration and
                                                      Treasurer at Oppenheimer
                                                      Capital (from 1996 to
                                                      1999)


35 Smith Barney Intermediate Maturity California Municipals Fund  |
                              2003 Annual Report

                                                                              Number of
                                       Term of                               Portfolios     Other
                                     Office* and          Principal            in Fund      Board
                         Position(s)   Length           Occupation(s)          Complex   Memberships
                          Held with    of Time           During Past         Overseen by   Held by
Name, Address and Age       Fund       Served            Five Years            Trustee     Trustee
----------------------------------------------------------------------------------------------------
Joseph P. Deane          Vice           Since    Managing Director of            N/A         N/A
CAM                      President      1991     CGM; Investment Officer
399 Park Avenue          and                     of SBFM
4th Floor                Investment
New York, NY 10022       Officer
Age 54

David T. Fare            Vice           Since    Director of CGM;                N/A         N/A
CAM                      President      1998     Investment Officer of
399 Park Avenue          and                     SBFM
4th Floor                Investment
New York, NY 10022       Officer
Age 41

Kaprel Ozsolak           Controller     Since    Vice President of CGM;          N/A         N/A
CAM                                     2002     Controller of certain funds
125 Broad Street                                 associated with Citigroup
11th Floor
New York, NY 10004
Age 38

Robert I. Frenkel        Secretary      Since    Managing Director and           N/A         N/A
CAM                      and Chief      2003     General Counsel of Global
300 First Stamford Place Legal                   Mutual Funds for CAM
4th Floor                Officer                 and its predecessor (since
Stamford, CT 06902                               1994); Secretary of CFM;
Age 48                                           Secretary and Chief Legal
                                                 Officer of mutual funds
                                                 associated with Citigroup

--------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**  Mr. Barg became Trustee Emeritus on December 31, 2003.
*** Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


 TAX INFORMATION (UNAUDITED)

For Federal tax purposes, the Fund hereby designates for the fiscal year ended November 30, 2003:
   . 99.74% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes and California state income tax purposes.


36 Smith Barney Intermediate Maturity California Municipals Fund |
                              2003 Annual Report

                                  SMITH BARNEY
                INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND



TRUSTEES                                                 INVESTMENT ADVISER
Herbert Barg*                                            AND ADMINISTRATOR
Dwight B. Crane                                          Smith Barney Fund
Burt N. Dorsett                                           Management LLC
R. Jay Gerken, CFA
  Chairman                                               DISTRIBUTOR
Elliot S. Jaffe                                          Citigroup Global Markets Inc.
Stephen E. Kaufman
Joseph J. McCann                                         CUSTODIAN
Cornelius C. Rose, Jr.                                   State Street Bank and
                                                          Trust Company
OFFICERS
R. Jay Gerken, CFA                                       TRANSFER AGENT
President and Chief                                      Citicorp Trust Bank, fsb.
Executive Officer                                        125 Broad Street, 11th Floor
                                                         New York, New York 10004
Andrew B. Shoup
Senior Vice President                                    SUB-TRANSFER AGENT
and Chief                                                PFPC Inc.
Administrative Officer                                   P.O. Box 9699
                                                         Providence, Rhode Island
Richard L. Peteka                                        02940-9699
Chief Financial Officer
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David T. Fare
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

* Mr. Barg became Trustee Emeritus on December 31, 2003.

  Smith Barney Investment Trust



  Smith Barney Intermediate Maturity California Municipals Fund
  The Fund is a separate investment fund of Smith Barney Investment Trust, a Massachusetts business trust.


  This report is submitted for the general information of the shareholders of Smith Barney Investment Trust -- Smith Barney Intermediate Maturity California Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 29, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD0310 1/04
                                                                        03-5868

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Dwight B. Crane, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: February 2, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: February 2, 2004

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Investment Trust

Date: February 2, 2004